Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	30.82%	30.82%
Amount of transaction		$ 400,000,000		$ 400,000,000
Due to related parties		278,355,000		153,023,000
Accounts receivable from related parties		220,797,000		218,285,000
Sales To Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		22,956,000		31,785,000	$ 26,247,000
Sales To Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		25,848,000		25,925,000	63,918,000
Purchases From Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		104,384,000		96,162,000	94,044,000
Purchases From Related Party [Member] | Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction		25,671,000		24,281,000	27,943,000
Purchases From Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		458,955,000		312,506,000	72,338,000
Production Lines Acquired From Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction		9,327,000
Accounts Receivable with Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Due to related parties				7,264,000
Accounts receivable from related parties		3,647,000		12,706,000
Accounts Receivable with Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Due to related parties				12,021,000
Accounts receivable from related parties		8,378,000		8,774,000
Accounts Payable With Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		3,065,000
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		3,065,000
Accounts Payable With Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		63,368,000
Fresenius SE [Member]
Related Party Transactions [Line Items]
Amount of transaction		$ 38,206,000		$ 15,786,000
Amount of transaction in Euros | €	€ 36,245,000		€ 14,500,000
Interest rate	0.771%	0.771%	0.97%	0.97%
future minimum rental payments		$ 18,022,000		$ 24,224,000
Fresenius SE [Member] | Operating Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction		121,844,000
Amount of transaction in Euros | €	€ 24,224,000
Due to related parties		121,844,000
Fresenius SE [Member] | Sales To Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		431,000		254,000	380,000
Fresenius SE [Member] | Sales To Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		2,000		5,000	1,000
Fresenius SE [Member] | Purchases From Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		22,381,000		20,262,000	21,788,000
Fresenius SE [Member] | Purchases From Related Party [Member] | Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction		10,488,000		9,621,000	10,554,000
Fresenius SE [Member] | Accounts Receivable with Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction		208,589,000		131,252,000
Fresenius SE [Member] | Accounts Receivable with Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Due to related parties				3,185,000
Accounts receivable from related parties		139,000		422,000
Fresenius SE [Member] | Accounts Payable With Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction		196,431,000		115,932,000
Fresenius SE [Member] | Accounts Payable With Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		54,000
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		54,000
Fresenius SE [Member] | Accounts Payable With Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		5,046,000
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		63,368,000
General Partner [Member]
Related Party Transactions [Line Items]
Amount of transaction		1,581,000
Amount of transaction in Euros | €	€ 1,500,000
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		$ 133,000		133,000	159,000
Interest rate, advances received	1.054%	1.054%
Related party transaction amounts of transaction 2		$ 1,581,000
General partner management services		22,663,000		16,940,000	25,511,000
General Partner [Member] | Compensation For Risk Exposure [Member]
Related Party Transactions [Line Items]
Due to related parties		22,663,000
Accounts receivable from related parties				16,940,000
General Partner [Member] | Accounts Receivable with Related Party [Member]
Related Party Transactions [Line Items]
Due to related parties				486,000
General partner management services		183,000		486,000
General Partner [Member] | Accounts Payable With Related Party [Member]
Related Party Transactions [Line Items]
Due to related parties		15,491,000		17,806,000
General partner management services		15,491,000		183,000
Related Party Law Firm [Member]
Related Party Transactions [Line Items]
Amount of transaction		1,392,000		958,000	1,957,000
Equity Method Investees [Member]
Related Party Transactions [Line Items]
Amount of transaction		79,618,000		22,500,000
gain intangible		11,137,000
Equity Method Investees [Member] | Sales To Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		19,457,000		23,369,000	17,911,000
Equity Method Investees [Member] | Purchases From Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		410,927,000		275,340,000	27,584,000
Equity Method Investees [Member] | Accounts Receivable with Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Accounts receivable from related parties		2,641,000		10,180,000
Equity Method Investees [Member] | Accounts Receivable with Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Due to related parties				8,253,000
Equity Method Investees [Member] | Accounts Payable With Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		58,322,000
Fresenius SE Affiliate [Member]
Related Party Transactions [Line Items]
Amount of transaction		$ 8,749,000		9,036,000
Amount of transaction in Euros | €	€ 8,300,000		€ 8,300,000
Interest rate	5.25%	5.25%
future minimum rental payments		$ 128,436,000		16,215,000
Fresenius SE Affiliate [Member] | Operating Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction		22,250,000
Amount of transaction in Euros | €	€ 16,215,000
Due to related parties		22,250,000
Fresenius SE Affiliate [Member] | Sales To Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		3,068,000		8,162,000	7,956,000
Fresenius SE Affiliate [Member] | Sales To Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		25,846,000		25,920,000	63,917,000
Fresenius SE Affiliate [Member] | Purchases From Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		82,003,000		75,900,000	72,256,000
Fresenius SE Affiliate [Member] | Purchases From Related Party [Member] | Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction		15,183,000		14,660,000	17,389,000
Fresenius SE Affiliate [Member] | Purchases From Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		48,028,000		37,166,000	$ 44,754,000
Fresenius SE Affiliate [Member] | Accounts Receivable with Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Due to related parties				4,079,000
Accounts receivable from related parties		867,000		2,104,000
Fresenius SE Affiliate [Member] | Accounts Receivable with Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Due to related parties				3,768,000
Accounts receivable from related parties		8,378,000		$ 8,774,000
Fresenius SE Affiliate [Member] | Accounts Payable With Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		3,011,000
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		3,011,000
Fresenius SE Affiliate [Member] | Accounts Payable With Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		58,322,000
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		$ 5,046,000